Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies
Commitments and Contingencies

24. Commitment and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	December 31,	September 30,
	2019	2020
Property and equipment	551,582	223,569
Leasehold improvements	68,652	51,515
Total	620,234	275,084

(b) Contingencies

Between March and July 2019, several putative securities class action lawsuits were filed against the Company, certain of the Company’s directors and officers, the underwriters in the IPO and the process agent, alleging, in sum and substance, that the Company’s statements in the Registration Statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. Some of these actions have been withdrawn, transferred or consolidated. Currently, three securities class actions remain pending in the U.S. District Court for the Eastern District of New York (E.D.N.Y.), Supreme Court of the State of New York, New York County (N.Y. County), and Supreme Court of the State of New York, County of Kings (Kings County) respectively. These actions remain in their preliminary stages. The Company is currently unable to determine any estimate of the amount or range of any potential loss, if any, associated with the resolution of such lawsuits, if they proceed.